Long-Term Loans - Schedule of Long-Term Loans (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Debt Instrument [Line Items]
long-term loan Amount	$ 4,187,461	$ 4,074,733	¥ 29,283,331	¥ 29,742,698
long-term loan Amount	(778,103)	(161,529)	(5,441,349)	(1,179,047)
long-term loan Amount	3,409,358	3,913,204	23,841,982	28,563,651
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 32,685	$ 5,219	¥ 228,571	¥ 38,095
long-term loan Issuance Date	May 07, 2025	Apr. 27, 2023
long-term loan Expiration Date	Apr. 23, 2027	Apr. 27, 2025
long-term loan Interest	8.62%	6.6528%	8.62%	6.6528%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 54,475	$ 21,311	¥ 380,952	¥ 155,556
long-term loan Issuance Date	Apr. 10, 2025	Feb. 26, 2024
long-term loan Expiration Date	Apr. 23, 2027	Feb. 23, 2026
long-term loan Interest	12.16%	6.876%	12.16%	6.876%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 54,475	$ 29,357	¥ 380,952	¥ 214,286
long-term loan Issuance Date	Apr. 10, 2025	Mar. 29, 2024
long-term loan Expiration Date	Apr. 23, 2027	Mar. 23, 2026
long-term loan Interest	12.16%	6.876%	12.16%	6.876%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 54,475	$ 123,952	¥ 380,952	¥ 904,762
long-term loan Issuance Date	Apr. 10, 2025	Jul. 29, 2024
long-term loan Expiration Date	Apr. 23, 2027	Jul. 23, 2026
long-term loan Interest	12.16%	6.04%	12.16%	6.04%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 54,475	$ 136,999	¥ 380,952	¥ 1,000,000
long-term loan Issuance Date	Apr. 10, 2025	Sep. 11, 2024
long-term loan Expiration Date	Apr. 23, 2027	Sep. 23, 2026
long-term loan Interest	12.16%	5.83%	12.16%	5.83%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 54,475	$ 38,360	¥ 380,952	¥ 280,000
long-term loan Issuance Date	Apr. 10, 2025	Sep. 11, 2024
long-term loan Expiration Date	Apr. 23, 2027	Sep. 23, 2026
long-term loan Interest	11.16%	5.83%	11.16%	5.83%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 71,499	$ 27,400	¥ 500,000	¥ 200,000
long-term loan Issuance Date	Dec. 03, 2025	Nov. 04, 2024
long-term loan Expiration Date	Nov. 23, 2027	Oct. 23, 2026
long-term loan Interest	13.99%	5.83%	13.99%	5.83%
We Bank Shenzhen [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 71,499		¥ 500,000
long-term loan Issuance Date	Dec. 03, 2025
long-term loan Expiration Date	Nov. 23, 2027
long-term loan Interest	13.99%		13.99%
We Bank Shenzhen [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 71,499		¥ 500,000
long-term loan Issuance Date	Dec. 03, 2025
long-term loan Expiration Date	Nov. 23, 2027
long-term loan Interest	13.99%		13.99%
We Bank Shenzhen [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 71,499		¥ 500,000
long-term loan Issuance Date	Dec. 03, 2025
long-term loan Expiration Date	Nov. 23, 2027
long-term loan Interest	1399.00%		1399.00%
Longwan Rural Commercial Bank [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 171,599	$ 164,399	¥ 1,200,000	¥ 1,200,000
long-term loan Issuance Date	Jun. 02, 2023	Jun. 05, 2023
long-term loan Expiration Date	May 30, 2026	May 30, 2026
long-term loan Interest	6.60%	6.60%	6.60%	6.60%
Longwan Rural Commercial Bank [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 250,247	$ 239,749	¥ 1,750,000	¥ 1,750,000
long-term loan Issuance Date	Jun. 02, 2023	Jun. 05, 2023
long-term loan Expiration Date	May 30, 2026	May 30, 2026
long-term loan Interest	6.60%	6.60%	6.60%	6.60%
Minsheng Bank [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 886,589	$ 1,369,994	¥ 6,200,000	¥ 10,000,000
long-term loan Issuance Date	Nov. 14, 2025	Aug. 06, 2024
long-term loan Expiration Date	Nov. 14, 2032	Jul. 15, 2027
long-term loan Interest	2.70%	3.50%	2.70%	3.50%
Minsheng Bank [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 2,287,970	$ 684,997	¥ 16,000,000	¥ 5,000,000
long-term loan Issuance Date	May 20, 2025	Aug. 13, 2024
long-term loan Expiration Date	Nov. 20, 2034	Jul. 15, 2027
long-term loan Interest	2.70%	3.50%	2.70%	3.50%
Minsheng Bank [Member]
Debt Instrument [Line Items]
long-term loan Amount		$ 1,232,995		¥ 9,000,000
long-term loan Issuance Date		Aug. 16, 2024
long-term loan Expiration Date		Jul. 15, 2027
long-term loan Interest		3.50%		3.50%